RELATED PARTY TRANSACTIONS (Schedule of Amounts From/Due to Related Party) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2024	Dec. 31, 2023
RELATED PARTY TRANSACTIONS
Amounts due from related parties		$ 292	$ 1,045
Amounts due to related parties		4,532	34,676
Related Party
RELATED PARTY TRANSACTIONS
Amounts due from related parties		292	1,045
Amounts due to related parties		4,532	34,676
Related Party | Beihai Silver Beach
RELATED PARTY TRANSACTIONS
Amounts due from related parties		292	245
Related Party | CIH
RELATED PARTY TRANSACTIONS
Amounts due to related parties		1,266	34,676
Convertible bond	$ 84,300
Related Party | Shanghai Yuyue
RELATED PARTY TRANSACTIONS
Amounts due from related parties, loan receivable			9,572
Amounts due from related parties, transaction payable			$ (8,772)
Amounts due to related parties, loan receivable		(5,374)
Amounts due to related parties, transaction payable		$ 8,640